The change in the "Assets held for sale" is as follows: (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of year		R$ 1,362,602	R$ 1,580,496	R$ 1,598,367
Loan repayments - repossession of assets		235,904	445,173	735,864
Capital Increase in Companies held for sale	[1]	66,197		55,245
Sales		(599,283)	(663,067)	(808,980)
Final balance, gross		1,065,420	1,362,602	1,580,496
Impairment losses	[2]	R$ (249,075)	R$ (269,693)	R$ (255,161)
Impairment as a percentage of foreclosed assets		23.38%	19.79%	16.14%
Balance at end of year		R$ 816,345	R$ 1,092,909	R$ 1,325,335

[1]	On September 20, 2019, Santander Holding Imobiliária completed the acquisition of the company Summer Empreendimentos Ltda. (“Summer”), whose main asset is a branch located on Avenida Faria Lima in the city of São Paulo, for the amount of R$45,245. Upon completion of the transaction, a structured plan for the sale of this company to a third party in the short term was formalized. In December 2019, Santander Holding Imobiliária carried out a capital increase in Summer in the amount of R$10,000.
[2]	In 2021, includes the amount of R$182,448 (2020 – R$24,751 and 2019 – R$251,945) of reversal of provisions for devaluations on real estate and R$2,194 (2020 - R$122) of provisions for devaluations on vehicles , based on appraisal reports prepared by a specialized external consultancy, accounted for as a provision for impairment losses.